COST OF SALES - Disclosure of cost of sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost Of Sales [abstract]
Site operating costs	$ 201,964	$ 216,415
Transportation costs	17,845	18,248
Changes in inventories of finished goods	(11,795)	939
Changes in inventories of ore stockpiles	(5,128)	(11,361)
Production costs	202,886	224,241
Depletion and amortization	66,587	95,301
Cost of sales	$ 269,473	$ 319,542